Wells, Pipelines, Properties, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2017
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Wells, Pipelines, Properties, Plant and Equipment, Net

NOTE 12. WELLS, PIPELINES, PROPERTIES, PLANT AND EQUIPMENT, NET

	Plants	Drilling equipment	Pipelines	Wells	Buildings	Offshore platforms	Furniture and equipment	Transportation equipment	Construction in progress	Land	Unproductive fixed assets	Other fixed assets	Total fixed assets
Investment
Balances as of January 1, 2016	Ps. 648,412,014	21,680,343	419,979,508	1,066,515,651	66,284,466	260,328,096	52,966,194	15,329,095	211,675,597	43,347,802	—	630,878	2,807,149,644
Acquisitions	20,406,464	1,629,710	1,265,011	8,239,480	2,541,802	9,866,984	545,271	2,063,519	107,682,868	1,487,434	6,800	—	155,735,343
Reclassifications	150,817	—	(1,268,887)	8,649,686	(6,610,184)	—	(561,569)	(325,778)	(282,044)	50,709	2,039	(137,246)	(332,457)
Capitalization	15,943,630	—	11,851,378	40,825,973	1,085,323	17,318,279	2,769	2,918,621	(89,945,973)	—	—	—	—
Impairment	81,135,967	—	31,967,407	198,974,994	—	35,640,491	438,979	8,743	(16,852,238)	—	—	—	331,314,343
Disposals	(7,602,782)	(40,937)	(3,648,989)	(4,382,867)	(558,374)	(449,645)	(2,644,957)	(551,355)	(4,864,062)	(314,327)	(8,839)	(2,126)	(25,069,260)

Balances as of December 31, 2016	758,446,110	23,269,116	460,145,428	1,318,822,917	62,743,033	322,704,205	50,746,687	19,442,845	207,414,148	44,571,618	—	491,506	3,268,797,613
Acquisitions	10,018,030	418,283	7,054,793	14,937,882	802,300	7,811,374	1,183,679	284,445	51,410,469	58,563	—	—	93,979,818
Reclassifications	3,146,955	—	(53,349)	—	98,245	(10,199,213)	(96,899)	(75,674)	(812,943)	(560)	—	4,072,464	(3,920,974)
Capitalization	43,033,864	—	21,357,074	36,564,811	1,265,246	8,677,765	30,879	3,746,395	(114,700,828)	29,248	—	(4,454)	—
Impairment	(48,020,616)	—	2,226,771	(83,236,991)	—	(15,564,190)	—	—	(6,849,534)	—	—	—	(151,444,560)
Disposals	(10,598,983)	(244,283)	(8,862,541)	(19,340,709)	(208,353)	—	(806,694)	(226,375)	(6,724,930)	(112,170)	—	(4,440,865)	(51,565,902)

Balances as of December 31, 2017	Ps. 756,025,360	23,443,116	481,868,176	1,267,747,910	64,700,471	313,429,941	51,057,652	23,171,636	129,736,382	44,546,699	—	118,651	3,155,845,995

Accumulated depreciation and amortization
Balances as of January 1, 2016	Ps.(321,283,906)	(578,015)	(139,331,407)	(780,443,639)	(37,712,087)	(140,908,960)	(36,513,479)	(5,894,520)	—	—	—	—	(1,462,666,013)
Depreciation and amortization	(44,549,443)	(2,364,560)	(15,153,879)	(70,090,038)	(1,796,383)	(12,252,810)	(3,205,089)	(1,027,289)	—	—	—	—	(150,439,491)
Reclassifications	(10,521)	—	(166,632)	(3,077)	(108,718)	—	166,914	454,492	—	—	—	—	332,458
Disposals	5,826,891	—	2,286,691	—	492,557	—	2,560,988	550,554	—	—	—	—	11,717,681

Balances as of December 31, 2016	(360,016,979)	(2,942,575)	(152,365,227)	(850,536,754)	(39,124,631)	(153,161,770)	(36,990,666)	(5,916,763)	—	—	—	—	(1,601,055,365)
Depreciation and amortization	(45,709,123)	(2,198,867)	(15,095,115)	(74,673,473)	(1,906,164)	(13,192,369)	(2,890,563)	(1,038,839)	—	—	—	—	(156,704,513)
Reclassifications	2,799,244	—	(72,841)	—	(69,236)	1,146,904	102,375	14,532	—	—	—	—	3,920,978
Disposals	8,902,711	127,458	7,573,769	16,810,591	59,022	—	805,916	222,764	—	—	—	—	34,502,231

Balances as of December 31, 2017	Ps.(394,024,147)	(5,013,984)	(159,959,414)	(908,399,636)	(41,041,009)	(165,207,235)	(38,972,938)	(6,718,306)	—	—	—	—	(1,719,336,669)

Wells, pipelines, properties, plant and equipment—net as of December 31, 2016	Ps. 398,429,131	20,326,541	307,780,201	468,286,163	23,618,402	169,542,435	13,756,021	13,526,082	207,414,148	44,571,618	—	491,506	1,667,742,248

Wells, pipelines, properties, plant and equipment—net as of December 31, 2017	Ps. 362,001,214	18,429,132	321,908,762	359,348,274	23,659,462	148,222,706	12,084,714	16,453,330	129,736,382	44,546,699	—	118,651	1,436,509,326

Depreciation rates	3 to 5%	5%	2 to 7%	—	3 to 7%	4%	3 to 10%	4 to 20%	—	—	—	—	—
Estimated useful lives	20 to 35	20	15 to 45	—	33 to 35	25	3 to 10	5 to 25	—	—	—	—	—

a.	As of December 31, 2017, 2016 and 2015, the financing cost identified with fixed assets in the construction or installation stage, capitalized as part of the value of such fixed assets, was Ps. 3,060,963, Ps. 3,667,752 and Ps. 5,258,854, respectively.

b.	The combined depreciation of fixed assets and amortization of wells for the fiscal years ended December 31, 2017, 2016 and 2015, recognized in operating costs and expenses, was Ps.156,704,513, Ps. 150,439,491 and Ps. 167,951,250, respectively, which includes costs related to plugging and abandonment of wells for the years ended December 31, 2017, 2016 and 2015 of Ps. 850,015, Ps. 1,698,312, and Ps. 1,401,870, respectively.

c.	As of December 31, 2017 and 2016, provisions relating to future plugging of wells costs amounted to Ps. 68,797,600 and Ps. 64,967,710, respectively, and are presented in the “Provisions for plugging of wells” (see Note 18).

d.	As of December 31, 2017 and 2016, acquisitions of property, plant and equipment include transfers from wells unassigned to a reserve for Ps. 16,440,645 and Ps. 16,393,773, respectively (see Note 13) and Ps. 4,652,314 from available-for-sale non-financial assets as of December 31, 2017 (see Note 9).

e.	As of December 31, 2017 and 2016, PEMEX recognized a net impairment of Ps. 151,444,560 and a net reversal of impairment of Ps. 331,314,343, respectively, which is presented as a separate line item in the consolidated statement of comprehensive income as follows:

i.	As of December 31, 2017, the net impairment was as follows:

	Impairment		Reversal of impairment		Net Impairment
Pemex Exploration and Production	Ps.	(129,350,315)	Ps.	—	Ps.	(129,350,315)
Pemex Industrial Transformation		(19,751,882)		3,799,790		(15,952,092)
AGRO		(4,206,653)		—		(4,206,653)
Pemex Fertilizers		(1,935,500)		—		(1,935,500)

Total	Ps.	(155,244,350)	Ps.	3,799,790	Ps.	(151,444,560)

Cash Generating Unit of Pemex Exploration and Production

Pemex Exploration and Production recognized an impairment in the amount of Ps. 129,350,315 as of December 31, 2017, arising from: (i) the deferral of the development investments in the first 5 years of the economic horizon in the proved reserves, which caused a decrease in production and consequently in income, as well as the re-categorization of part of the proved reserves as probable reserve, as a consequence of budget adjustments in the strategic investments in the Cantarell, Aceite terciario del Golfo, Crudo Ligero Marino, Antonio J. Bermúdez and Tzimin Xux projects, (ii) insufficient cash flows to make up for costs recovery at the Burgos and Lakach projects as a resulting from the appreciation of the Mexican peso against the U.S. dollar by 4.3%, from a peso—U.S. dollar exchange rate of Ps. 20.6640 to U.S. $1.00 as of December 31, 2016 to a peso—U.S. dollar exchange rate of Ps. 19.7867 to U.S. $1.00 as of December 31, 2017, given that cash inflows are denominated in U.S. dollars and then translated to the reporting currency using the exchange rate at the date of report; (iii) a 0.3% increase in the discount rate; (iv) a 7.2% decrease in crude oil forward prices from 60.24 usd/bl in 2016 to 55.89 usd/bl in 2017 and (v) the natural decline in production in the Macuspana project.

The cash generating units of Pemex Exploration and Production are investment projects in productive fields with hydrocarbon reserves associated with proved reserves (1P). These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.

Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.

To determine the value in use of long-lived assets associated with hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

Average crude oil price	55.89 U.S. dollars/bl
Average gas price	4.92 U.S. dollars /mpc
Average condensates price	38.33 U.S. dollars /bl
Discount rate	14.40% annually

The total forecast production, calculated with a horizon of 25 years is 7,091 million bpce.

Pemex Exploration and Production determines the recoverable amount of fixed assets based on the long-term estimated prices for Pemex Exploration and Production’s proved reserves (1P). The recoverable amount on each asset is the value in use.

Cash Generating Units of Pemex Industrial Transformation

As of December 31, 2017, Pemex Industrial Transformation recognized a net impairment of Ps. (15,952,092).

The impairment was in the following cash generating units:

Minatitlán Refinery	Ps.	(5,691,005)
Madero Refinery		(8,480,880)
Salina Cruz Refinery		(5,579,997)

Total impairment of assets		(19,751,882)
Cangrejera Petrochemical Center		3,565,355
Independencia Petrochemical Center		112,292
Arenque gas processor complex		57,039
Matapionche gas processor complex		65,104

Reversal of impairment		3,799,790

Net impairment	Ps.	(15,952,092)

The impairment was mainly due to (i) an increase in capitalizable maintenance expenses in refining; (ii) the appreciation of the Mexican peso against the U.S. dollar, from a peso—U.S. dollar exchange rate of Ps. 20.6640 to U.S. $1.00 as of December 31, 2016 to a peso—U.S. dollar exchange rate of Ps. 19.7867 to U.S. $1.00 as of December 31, 2017; partially offset by (i) an increase in the transportation fees; (ii) an increase in the processing of wet gas due to higher imports of this product and redistribution by Pemex Exploration and Production; (iii) an increase in prices arising from the price liberalization in 2017; and (iv) a decrease in the discount rate of cash generating units of refined products, gas and petrochemicals of 4.4%, 4.5%, and 5.6%, respectively.

Cash-generating units in Pemex Industrial Transformation are processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produce various finished products for direct sale to customers or intermediate products that can be processed in another of its cash generating units or by a third party. Each processing center of Pemex Industrial Transformation represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.

Cash flow determinations are made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the cash generating units, budget programs and various statistical models that consider historical information of processes and the capacity of the various processing centers.

To determine the value in use of long-lived assets associated with the cash-generating units of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	Refining	Gas	Petrochemicals
Average crude oil Price	51.30 U.S. dollars	N.A.	N.A.
Processed volume	767 mbd	3,085 mmpcd or sour gas	Variable because the load inputs are diverse
Rate of U.S. dollar	Ps.19.7867 mxp/usd	Ps.19.7867 mxp/usd	Ps.19.7867 mxp/usd
Useful lives of the cash generating units	Average of 16 years	Average of 9 years	Average of 6 years
Discount rate	11.53% annually	10.24% annually	9.71% annually
Period	2018-2034	2018-2029	2016-2024

The recoverable amount of assets is based on each asset’s value in use. The value in use for each asset is calculated based on cash flows, taking into consideration the volumes to be produced and sales to be carried out. As of December 31, 2017, the value in use for the impairment or reversal of impairment of fixed assets was as follows:

Minatitlán Refinery	Ps. 32,531,925
Madero Refinery	11,420,952
Salina Cruz Refinery	12,051,597
Cangrejera Petrochemical Center	17,544,825
Independencia Petrochemical Center	3,146,413
Arenque gas processor complex	1,283,201
Matapionche gas processor complex	1,074,729

Total value in use	Ps. 79,053,642

Pro-Agroindustria, S.A. de C.V.

Pro-Agroindustria, S.A. de C.V. recognized an impairment for Ps. (4,206,653) related to its nitric acid, amonium nitrate and UAN 32 acquired plants, the rehabilitation of which has not yet commenced. The company will not be able to develop an alternate plan for the rehabilitation of these plants in the following five years due to its financing commitments.

Cash Generating Units of Pemex Fertilizers

Cash generating units are plants used in the ammonia process.

Pemex Fertilizers recognized an impairment of Ps. (1,935,500) for the year ended December 31, 2017 resulting from (i) a decrease in the production capacity in fertilizers plants due to a shortage of raw material; (ii) an increase in raw material prices; and (iii) a decrease in ammonia sale prices.

The recoverable amount of assets is based on each asset’s value in use. To determine cash flows, volumes to be produced and sales to be carried out were taken into consideration. The value in use for the impairment of fixed assets was Ps. 2,744,600. The discount rate used was 9.71%.

ii.	As of December 31, 2016, the net reversal of impairment was as follows:

	Impairment	Reversal of impairment	Reversal of impairment
Pemex Exploration and Production	Ps. (16,872,238)	Ps. 288,581,670	Ps. 271,709,432
Pemex Industrial Transformation	(2,768,267)	55,267,148	52,498,881
Pemex Logistics	—	5,829,520	5,829,520
Pemex Ethylene	—	1,276,510	1,276,510

Total	Ps. (19,640,505)	Ps. 350,954,848	Ps. 331,314,343

Cash Generating Unit of Pemex Exploration and Production

Pemex Exploration and Production recognized a net reversal of impairment in the amount of Ps. 271,709,432 as of December 31, 2016, arising from (1) a reversal of Ps. 288,581,670 mainly due to the reallocation of resources towards oil fields with highest profitability and net cash flows arising from relatively greater efficiency in oil extraction and lower production costs, which fields are located primarily in the Aceite Terciario del Golfo, Crudo Ligero Marino, Burgos, Cantarell and Antonio J. Bermudez crude oil projects, (ii) the appreciation of the U.S. dollar against the Mexican peso by 20.1%, from a peso—U.S. dollar exchange rate of Ps. 17.2065 to U.S. $1.00 as of December 31, 2015 to a peso—U.S. dollar exchange rate of Ps. 20.6640 to U.S. $1.00 as of December 31, 2016, given that cash inflows are denominated in U.S. dollars and then translated to the reporting currency using the exchange rate at the end of the period, (iii) the change in the period used to estimate long-term prices of proved reserves and the recoverable amount of fixed assets from 20 years to 25 years in accordance with the amendment to the Lineamientos que regulan el procedimiento de cuantificación y certificación de reservas de la nación y el informe de los recursos contingentes relacionados (Guidelines regulating the quantification and certification procedures of the nation’s reserves and the related contingent resources report), (iv) the authorization, with respect to the assignments that are to be safeguarded for two years, to consider such assignments for an undetermined time until they are bidded and assigned to a contract and (v) the decrease in the discount rate; (2) an impairment of fixed assets of Ps. (16,872,238), mainly due to the fact that cash flows were not sufficient to cover the recovery value of the Lakach project as a result of the increase in investments in this strategic gas project.

The cash generating units of Pemex Exploration and Production are investment projects in productive fields with hydrocarbon reserves associated with proved reserves (1P). These productive hydrocarbon fields contain varying degrees of heating power consisting of a set of wells and are supported by fixed assets associated directly with production, such as pipelines, production facilities, offshore platforms, specialized equipment and machinery.

Each project represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.

To determine the value in use of long-lived assets associated to hydrocarbon extraction, the net present value of reserves is determined based on the following assumptions:

Average crude oil price	60.24 U.S. dollars/bl
Average gas price	4.69 U.S. dollars/mpc
Average condensates price	40.22 U.S. dollars/bl
Discount rate	14.36% annually

The total forecast production, calculated with a horizon of 25 years is 7,092 million bpce.

Pemex Exploration and Production determines the recoverable amount of fixed assets based on the long-term estimated prices for Pemex Exploration and Production’s proved reserves (1P). The recoverable amount on each asset is the value in use.

Cash Generating Unit of Pemex Industrial Transformation

As of December 31, 2016, Pemex Industrial Transformation recognized a net reversal of impairment of Ps. 52,498,881.

The net reversal of impairment was in the following cash generating units:

Minatitlán Refinery	Ps. 33,165,095
Madero Refinery	21,833,892
Arenque gas processor complex	268,161

Reversal of impairment	55,267,148
Cangrejera Petrochemical Center	(2,590,870)
Independencia Petrochemical Center	(112,292)
Matapionche gas processor complex	(65,105)

Total impairment of assets	(2,768,267)

Net reversal of impairment	Ps. 52,498,881

As of December 31, 2016, Pemex Industrial Transformation recognized a net reversal of impairment of Ps. 52,498,881 mainly due to (1) a reversal of impairment of Ps. 55,267,148 corresponding to the Madero and Minatitlán refineries due to higher prices than were forecasted in 2015 during the market decline, a decrease in the discount rate in the National Refinery System from 13.72% to 12.06%, and the appreciation of the U.S. dollar against the Mexican peso by 20.1%, from a peso—U.S. dollar exchange rate of Ps. 17.2065 to U.S. $1.00 as of December 31, 2015 to a peso—U.S. dollar exchange rate of Ps. 20.6640 to U.S. $1.00 as of December 31, 2016; (2) a reversal of impairment of the cash generating units of the Arenque gas processor complex of Ps. 268,161 due to an increase in the prices, the appreciation of the U.S. dollar against the Mexican peso and, improved efficiency in operating expenses and (3) impairment of three additional cash generating units, including Ps. (65,105) in the Matapionche gas processor complex, Ps. (2,590,870) in the Cangrejera Petrochemical Center and Ps. (112,292) for the Independencia Petrochemical Center, due to a decrease in the methanol price produced in these petrochemical centers.

Cash-generating units in Pemex Industrial Transformation are processing centers grouped according to their types of processes as refineries, gas complex processors, and petrochemical centers. These centers produce various finished products for direct sale to or intermediate products that can be processed in another of its cash generating units or by a third party.

Each processing center of Industrial Transformation represents the smallest unit which can concentrate the core revenues, with clear costs and expenses that enable future cash flows (value in use) to be determined.

Cash flows determination is made based on PEMEX’s business plans, operating financial programs, forecasts of future prices of products related to the processes of the cash generating units, budget programs and various statistical models that consider historical information of processes and the capacity of the various processing centers.

To determine the value in use of long-lived assets associated with the cash-generating units of Pemex Industrial Transformation, the net present value of cash flows was determined based on the following assumptions:

	Refining	Gas	Petrochemicals
Average crude oil price	52.30 U.S. dollars	N.A.	N.A.
Processed volume	1,100 mbd	3,085 mmpcd or sour gas	Variable because the load inputs are diverse
Rate of U.S. dollar	Ps.20.6640 mxp/usd	Ps.20.6640 mxp/usd	Ps.20.6640 mxp/usd
Useful lives of the cash generating units	Average of 14 years	Average of 10 years	Average of 4 years
Discount rate	12.06% annually	10.72% annually	10.29% annually
Period	2018-2034	2018-2029	2016-2024

The recoverable amount of assets is based on each asset’s value in use. The value in use for each asset is calculated based on cash flows, taking into consideration the volumes to be produced and sales to be carried out. As of December 31, 2017, the value in use for the impairment or reversal of impairment of fixed assets was as follows:

Minatitlán Refinery	Ps. 43,856,284
Madero Refinery	33,961,120
Salina Cruz Refinery	36,057,410
Cangrejera Petrochemical Center	2,441,686
Independencia Petrochemical Center	1,706,687
Arenque gas processor complex	473,499
Matapionche gas processor complex	572,909

Total value in use	Ps. 119,069,595

Cash generating unit of logistics

The cash generating units of PEMEX’s logistics segments are pipelines, tankers, storage terminals and transportation equipment used for service, transport and storage of oil, oil products and petrochemicals.

Pemex Logistics calculates the recoverable amount of assets based on the value in use. The value in use for each asset is calculated based on cash flows, taking into consideration services income. As of December 31, 2016, the value in use amounted to Ps. 139,436,715. Until December 31, 2016, the projection of cash flows was calculated based on a period of 5 years. During 2016 the discount rate used was 12.63%.

As of December 31, 2016, reversal of impairment amounted Ps. 5,829,520, mainly due to improvements in operating costs.

Cash generating unit of ethylene

Pemex Ethylene calculates the recoverable amount of assets based on the value in use. The value in use for each asset is calculated based on cash flows, taking into consideration services income. As of December 31, 2016 reversal of impairment amounted to Ps.1,276,510. During 2016 the discount rate used was 10.29%.

f.	PEMEX entered into certain capital lease arrangements for tankers. These leases expire on various dates until 2018.

As of December 31, 2013, PEMEX had entered into nine capital lease arrangements for drilling equipment. These leases expire on various dates over the next 10 years.

As of December 31, 2015, PEMEX had entered into certain capital lease arrangements for two offshore platforms. These leases expire on various dates over the next 10 years.

As of December 31, 2017 and 2016, assets acquired through these capital leases were as follows:

	2017		2016
Investment in tankers and drilling equipment	Ps.	11,142,197	Ps.	11,142,197
Less accumulated depreciation		(1,696,089)		(1,274,314)

	Ps.	9,446,108	Ps.	9,867,883

The liabilities relating to the assets listed above are payable in the years following December 31, 2017 as presented below:

Year	Pesos	U.S. dollars
2018	Ps. 1,867,411		94,377
2019	1,192,496		60,268
2020	1,192,496		60,268
2021	1,192,496		60,268
2022	1,192,496		60,268
2023 and thereafter	2,158,559		109,091

	8,795,954		444,540
Less: short-term unaccrued interest	331,412		16,749
Less: long-term unaccrued interest	843,480		42,630

Total capital leases	7,621,062		385,161
Less: current portion of leases (excluding interest)	1,543,881		78,026

Total long-term capital leases	Ps. 6,077,181	U.S. $	307,135

The interest expense from capital leases for the years ended December 31, 2017, 2016 and 2015 was Ps. 418,883, Ps. 500,654 and Ps. 450,760, respectively.

The discount rates applied to the calculation of capital leases were as follows:

i.	7.96 % rate in nominal terms (1.11% in real terms) as of December 31, 2017.

ii.	7.96 % rate in nominal terms (4.45% in real terms) as of December 31, 2016.

iii.	7.96 % rate in nominal terms (5.71% in real terms) as of December 31, 2015.

g.	Certain infrastructure assets used for oil and gas activities are guarantees for the U.S. $1,100,000 and U.S. $600,000 sale and lease back agreements dated as of June 17, 2016 and July 8, 2016 (see Note 15).

h.	PEMEX can conduct exploration and extraction activities through Exploration and Extraction Contracts (EEC). The EECs are awarded individually, through associations or joint ventures based on guidelines approved by the NHC and are classified into:

a.	Production-sharing contracts;

b.	Profit-sharing contracts;

c.	License agreements; and

d.	Service contracts.

Certain of the EECs are operated though joint arrangements, for which PEMEX recognizes in its financial statements, both the rights to the assets and the obligations for the liabilities, as well as profits and losses relating to the arrangements.

EECs as of December 31, 2017 are:

a.	Production-sharing contracts

i.	Hydrocarbon Extraction Contract (Shallow Water), Ek-Balam contractual area.

The object of the contract is the execution of oil activities, under shared production contracts, between, Mexico through the Mexican Government via the NHC and Pemex Exploration and Production, as a contractor, for the contractual area and all the costs, risks, terms and conditions involved in the contract and in accordance with the applicable regulations and best practices of the Industry receiving, in exchange, benefits in favor of the contractor.

Pemex Exploration and Production got the 100% of this contractual area.

ii.	Exploration and Extraction Contract related to Area 2 Tampico Misantla, with the association formed by Pemex Exploration and Production and DEA.

The object of the contract is the realization of oil activities, under shared production contracts, by the contractor for the contractual area and all the costs, risks, terms and conditions involved in the contract and in accordance with the applicable regulations and best practices of the Industry receiving, in exchange, benefits in favor of the contractor.

Pemex Exploration and Production owns 70% of this contractual area, while DEA has the 30% of this contractual area, respectively. The condition of operator will be in charge of Pemex Exploration and Production.

This contract requires a total investment of U.S. $ 45,230 million, of which U.S. $ 36,520 million correspond to exploratory activities to be carried out in the period of 2017-2021.

iii.	Exploration and Extraction Contract, related to Area 8 Cuencas del Sureste, pursuant to consortium formed by Pemex Exploration and Production and EPC Hidrocarburos México, S. A. de C. V. company (EPC).

Pemex Exploration and Production was designated by all the participating companies and with the approval of the NHC as the operator of this contract and all operational aspects of the petroleum activities will be carried out only by the operator on behalf of all participating companies.

Pemex Exploration and Production and EPC each have a 50% interest in this contractual area.

b.	License contracts

i.	A licensing contract with BHP Billiton Petróleo Operaciones de México, S. de R.L. (BHP Billiton) for the Trión block, under which BHP Billiton has the right to explore and extract hydrocarbons owned by Mexico in the contractual area and bears the costs and risks associated with such exploration and extraction activities.

BHP Billiton owns 60% of the contractual area, while Pemex Exploration and Production owns 40%.

ii.	Hydrocarbons Exploration and Extraction Contract for the contractual area 3 “Plegado Perdido”, in deep waters, formed by Inpex, Chevron and Pemex Exploration and Production.

A licensing contract that permits the exploration and extraction of hydrocarbons owned by Mexico in the contractual area. Chevron was appointed by the participating companies, with the approval of the NHC, as the operator of this contract on behalf of each of the participating companies.

Chevron, Pemex Exploration and Production and Inpex have a 33.3334%, 33.3333% and 33.3333% interest in this project, respectively.

See below for a condensed statement of comprehensive income and condensed statement of financial position, summarizing the projects listed above:

	Profit-sharing						License
As of /For the year ended December 31, 2017	EK / Balam		Block 2		Block 8		Trion		Block 3		Total
Sales:
Net sales	Ps.	7,009,464	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	7,009,464
Cost of sales		5,447,955		5,953		4,845		—		511		5,459,264

Gross income (loss)		1,561,509		(5,953)		(4,845)		—		(511)		1,550,200
Other income (loss), net		4,852		—		—		—		—		4,852
Administrative expenses		34,338		—		—		—		—		34,338

Operating income (loss)		1,532,023		(5,953)		(4,845)		—		(511)		1,520,714
Taxes, duties and other		158,347		—		—		—		—		158,347

Net income (loss)	Ps.	1,373,676	Ps.	(5,953)	Ps.	(4,845)	Ps.	—	Ps.	(511)	Ps.	1,362,367

Cash and cash equivalents	Ps.	—	Ps.	20	Ps.	25	Ps.	—	Ps.	—	Ps.	45
Accounts receivable		—		1,013		1,804		—		327		3,144

Total current assets		—		1,033		1,829		—		327		3,189

Wells, pipelines, properties, plant and equipment, net		14,869,906		—		—		4,498,234		1,107,311		20,475,451

Total assets		14,869,906		1,033		1,829		4,498,234		1,107,638		20,478,640

Suppliers		796,300		—		—		—		—		796,300
Taxes and duties payable		973		—		—		—		—		973
Other current liabilities		4,391		1,809		2,369		—		—		8,569

Total current liabilities		801,664		1,809		2,369		—		—		805,842

Total liabilities	Ps.	801,664	Ps.	1,809	Ps.	2,369	Ps.	—	Ps.	—	Ps.	805,842

Equity (deficit), net	Ps.	14,068,242	Ps.	(776)	Ps.	(540)	Ps.	4,498,234	Ps.	1,107,638	Ps.	19,672,798